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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment                [ ] Amendment Number:____
This Amendment (Check only one.):      [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Columbus Hill Capital Management, L.P.
Address:     830 Morris Turnpike
             Short Hills, NJ 07078

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George Kim
Title:    Chief Financial Officer
Phone:    973-921-3420

Signature, Place, and Date of Signing:

 /s/ George Kim              Short Hills, NJ                   May 14 2013
-----------------------   ----------------------        ------------------------
   (Signature)                (City,  State)                      (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                     FORM 13F Summary Page

Report Summary:

Number of Other Included Managers:                  2
                                            ---------
Form 13F Information Table Entry Total:            42
                                            ---------
Form 13F Information Table Value Total:       854,572 (thousands)
                                            ---------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number             Name
----  -----------------------          -------------------
1     028-12245                        CHC Partners, L.L.C.
2     028-12247                        Kevin D. Eng

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                           FORM 13F INFORMATION TABLE
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
           Column 1              Column 2     Column 3  Column 4      Column 5         Column 6    Column 7       Column 8
          ---------              ---------    --------  --------      --------         --------    --------       --------
                                                                                                                Voting Authority
                                                                                                             ----------------------
                                 Title of                 Value   Shrs or  SH/ Put/   Investment    Other
Name of Issuer                    Class         CUSIP    (x1000)  prn amt  PRN Call   Discretion   Managers   Sole    Shared  None
---------------------------- ---------------- --------- -------- --------- --- ---- -------------- -------- --------- ------ ------
ARCELORMITTAL SA LUXEMBOURG   MAND CV NT 16    L030D178      210    10,000 PRN      Shared-Defined   1, 2      10,000   0       0
AMERICAN INTL GROUP INC          COM NEW      026874784   53,416 1,376,000 SH       Shared-Defined   1, 2   1,376,000   0       0
AMERIPRISE FINL INC                COM        03076C106   14,730   200,000 SH       Shared-Defined   1, 2     200,000   0       0
APCO OIL & GAS INTERNATIONAL       SHS        G0471F109    3,436   277,081 SH       Shared-Defined   1, 2     277,081   0       0
APPLE INC                          COM        037833100   28,596    64,600 SH       Shared-Defined   1, 2      64,600   0       0
BED BATH & BEYOND INC              COM        075896100    3,221    50,000 SH       Shared-Defined   1, 2      50,000   0       0
CABOT OIL & GAS CORP               COM        127097103    4,375    64,711 SH       Shared-Defined   1, 2      64,711   0       0
CANADIAN NAT RES LTD               COM        136385101    5,565   173,200 SH       Shared-Defined   1, 2     173,200   0       0
CHENIERE ENERGY INC              COM NEW      16411R208   50,157 1,791,308 SH       Shared-Defined   1, 2   1,791,308   0       0
CHENIERE ENERGY PARTNERS LP      COM UNIT     16411Q101    3,941   144,001 SH       Shared-Defined   1, 2     144,001   0       0
CITIGROUP INC                    COM NEW      172967424   47,132 1,065,369 SH       Shared-Defined   1, 2   1,065,369   0       0
DANA HLDG CORP                     COM        235825205   13,044   731,600 SH       Shared-Defined   1, 2     731,600   0       0
DELPHI AUTOMOTIVE PLC              SHS        G27823106   10,071   226,816 SH       Shared-Defined   1, 2     226,816   0       0
E TRADE FINANCIAL CORP           COM NEW      269246401   13,779 1,286,600 SH       Shared-Defined   1, 2   1,286,600   0       0
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS   G10082140   30,269 1,111,999 SH       Shared-Defined   1, 2   1,111,999   0       0
EQT CORP                           COM        26884L109   27,271   402,528 SH       Shared-Defined   1, 2     402,528   0       0
GENERAL MTRS CO                    COM        37045V100   51,291 1,843,682 SH       Shared-Defined   1, 2   1,843,682   0       0
GENERAL MTRS CO              *W EXP 07/10/201 37045V118    1,016    54,747 SH       Shared-Defined   1, 2      54,747   0       0
GENERAL MTRS CO              *W EXP 07/10/201 37045V126     645     54,747 SH       Shared-Defined   1, 2      54,747   0       0
GENWORTH FINL INC                COM CL A     37247D106    1,000   100,000 SH       Shared-Defined   1, 2     100,000   0       0
HALLIBURTON CO                     COM        406216101   46,549 1,151,928 SH       Shared-Defined   1, 2   1,151,928   0       0
HARTFORD FINL SVCS GROUP INC       COM        416515104    3,652   141,555 SH       Shared-Defined   1, 2     141,555   0       0
HCA HOLDINGS INC                   COM        40412C101   22,061   542,966 SH       Shared-Defined   1, 2     542,966   0       0
HERTZ GLOBAL HOLDINGS INC          COM        42805T105   46,523 2,090,000 SH       Shared-Defined   1, 2   2,090,000   0       0
HUNTSMAN CORP                      COM        447011107    3,759   202,222 SH       Shared-Defined   1, 2     202,222   0       0
JPMORGAN CHASE & CO                COM        46625H100    7,752   163,333 SH       Shared-Defined   1, 2     163,333   0       0
LYONDELLBASELL INDUSTRIES N     SHS - A -     N53745100   27,314   431,564 SH       Shared-Defined   1, 2     431,564   0       0
MARATHON PETE CORP                 COM        56585A102   21,353   238,317 SH       Shared-Defined   1, 2     238,317   0       0
MASCO CORP                         COM        574599106   17,634   870,820 SH       Shared-Defined   1, 2     870,820   0       0
MBIA INC                           COM        55262C100    5,136   500,069 SH       Shared-Defined   1, 2     500,069   0       0
MCMORAN EXPLORATION CO             COM        582411104   51,144 3,128,063 SH       Shared-Defined   1, 2   3,128,063   0       0
METLIFE INC                        COM        59156R108   26,337   692,704 SH       Shared-Defined   1, 2     692,704   0       0
MGIC INVT CORP WIS                 COM        552848103    2,975   601,100 SH       Shared-Defined   1, 2     601,100   0       0
MORGAN STANLEY                   COM NEW      617446448   33,305 1,515,220 SH       Shared-Defined   1, 2   1,515,220   0       0
OWENS CORNING NEW                  COM        690742101   17,919   454,445 SH       Shared-Defined   1, 2     454,445   0       0
PBF ENERGY INC                     CL A       69318G106   15,002   403,600 SH       Shared-Defined   1, 2     403,600   0       0
ROCKWOOD HLDGS INC                 COM        774415103   14,669   224,153 SH       Shared-Defined   1, 2     224,153   0       0
SEMGROUP CORP                      CL A       81663A105   51,473   995,221 SH       Shared-Defined   1, 2     995,221   0       0
UNITED RENTALS INC                 COM        911363109   30,566   556,048 SH       Shared-Defined   1, 2     556,048   0       0
U S AIRWAYS GROUP INC              COM        90341W108    2,306   138,889 SH       Shared-Defined   1, 2     138,889   0       0
VISTEON CORP                     COM NEW      92839U206   16,541   286,669 SH       Shared-Defined   1, 2     286,669   0       0
YPF SOCIEDAD ANONIMA          SPON ADR CL D   984245100   27,437 1,920,007 SH       Shared-Defined   1, 2   1,920,007   0       0
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